Notes payable (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Notes Payable - Schedule of Short-Term Debt

Notes payable consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Short-term loan	1,907	1,819
Short-term loan from shareholders	—	—
Short-term loan from other related parties	—	3,009
Total notes payable	1,907	4,828